-------------------------
                                                       OMB APPROVAL
                                                       -------------------------
                                                       OMB Number: 3235-0578

                                                       Expires: April 30, 2010

                                                       Estimated average burden
                                                       hours per response: 10.5
                                                       -------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-08355
                                   ---------------------------------------------

                        Wells Family of Real Estate Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  6200 The Corners Parkway            Norcross, Georgia               30092
--------------------------------------------------------------------------------
         (Address of principal executive offices)                   (Zip code)

                                Jill W. Maggiore

Wells Asset Management, Inc.  6200 The Corners Parkway  Norcross, Georgia  30092
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (770) 449-7800
                                                    ----------------------------

Date of fiscal year end:         December 31, 2008
                            ----------------------------

Date of reporting period:        September 30, 2008
                            ----------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.     SCHEDULE OF INVESTMENTS.

WELLS DOW JONES WILSHIRE U.S. REIT INDEX FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
================================================================================
COMMON STOCKS - 99.5%                                     SHARES       VALUE
--------------------------------------------------------------------------------

DIVERSIFIED - 8.4%
Colonial Properties Trust                                 38,425   $    718,163
Cousins Properties, Inc.                                  37,393        943,425
Liberty Property Trust                                    84,900      3,196,485
PS Business Parks, Inc.                                   13,983        805,421
Vornado Realty Trust                                     131,756     11,983,208
Washington Real Estate Investment Trust                   45,126      1,652,965
                                                                   ------------
                                                                     19,299,667
                                                                   ------------
INDUSTRIAL - 7.9%
AMB Property Corp.                                        89,609      4,059,288
DCT Industrial Trust, Inc.                               156,700      1,173,683
DuPont Fabros Technology, Inc.                            32,344        493,246
EastGroup Properties, Inc.                                22,728      1,103,217
First Industrial Realty Trust, Inc.                       40,445      1,159,963
First Potomac Realty Trust                                22,446        385,847
ProLogis                                                 239,986      9,904,222
                                                                   ------------
                                                                     18,279,466
                                                                   ------------
OFFICE - 16.4%
Alexandria Real Estate Equities, Inc.                     29,199      3,284,888
BioMed Realty Trust, Inc.                                 65,109      1,722,133
Boston Properties, Inc.                                  108,917     10,201,166
Brandywine Realty Trust                                   80,975      1,298,029
Corporate Office Properties Trust                         43,262      1,745,622
Digital Realty Trust, Inc.                                60,773      2,871,524
Douglas Emmett, Inc.                                      99,731      2,300,794
Duke Realty Corp.                                        133,345      3,277,620
Highwoods Properties, Inc.                                51,960      1,847,698
HRPT Properties Trust                                    205,839      1,418,231
Kilroy Realty Corp.                                       29,932      1,430,450
Mack-Cali Realty Corp.                                    60,129      2,036,569
Maguire Properties, Inc.                                  33,900        202,044

WELLS DOW JONES WILSHIRE U.S. REIT INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS - 99.5% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------

OFFICE - 16.4% (CONTINUED)
Parkway Properties, Inc.                                  13,987   $    529,548
SL Green Realty Corp.                                     53,289      3,453,127
                                                                   ------------
                                                                     37,619,443
                                                                   ------------
RESIDENTIAL - 16.7%
American Campus Communities, Inc.                         38,646      1,309,326
Apartment Investment & Management Co. - Class A           78,427      2,746,514
Associated Estates Realty Corp.                           14,193        184,935
AvalonBay Communities, Inc.                               70,358      6,924,634
BRE Properties, Inc.                                      46,847      2,295,503
Camden Property Trust                                     48,269      2,213,616
Education Realty Trust, Inc.                              24,716        273,853
Equity Lifestyle Properties, Inc.                         20,745      1,100,107
Equity Residential                                       248,203     11,022,695
Essex Property Trust, Inc.                                23,322      2,759,692
Home Properties, Inc.                                     29,147      1,689,069
Mid-America Apartment Communities, Inc.                   25,105      1,233,660
Post Properties, Inc.                                     40,311      1,127,499
Sun Communities, Inc.                                     15,430        305,668
UDR, Inc.                                                117,765      3,079,555
                                                                   ------------
                                                                     38,266,326
                                                                   ------------
RETAIL - 26.5%
Acadia Realty Trust                                       27,552        696,514
Alexander's, Inc. (a)                                      2,366        946,400
CBL & Associates Properties, Inc.                         60,524      1,215,322
Cedar Shopping Centers, Inc.                              40,505        535,476
Developers Diversified Realty Corp.                      109,311      3,464,066
Equity One, Inc.                                          29,945        613,573
Federal Realty Investment Trust                           53,764      4,602,198
General Growth Properties, Inc.                          230,240      3,476,624
Glimcher Realty Trust                                     34,550        360,702
Inland Real Estate Corp.                                  54,384        853,285
Kimco Realty Corp.                                       200,860      7,419,768
Kite Realty Group Trust                                   26,459        291,049

WELLS DOW JONES WILSHIRE U.S. REIT INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS - 99.5% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------

RETAIL - 26.5% (CONTINUED)
Macerich Co. (The) (b)                                    68,435   $  4,355,888
Pennsylvania Real Estate Investment Trust                 36,300        684,255
Ramco-Gershenson Properties Trust                         16,940        379,795
Regency Centers Corp.                                     63,353      4,225,012
Saul Centers, Inc.                                        12,953        654,645
Simon Property Group, Inc. (b)                           204,568     19,843,096
Tanger Factory Outlet Centers, Inc.                       28,927      1,266,713
Taubman Centers, Inc.                                     48,185      2,409,250
Weingarten Realty Investors                               71,185      2,539,169
                                                                   ------------
                                                                     60,832,800
                                                                   ------------
SPECIALIZED - 23.6%
Ashford Hospitality Trust                                109,660        444,123
DiamondRock Hospitality Co.                               84,143        765,701
Extra Space Storage, Inc.                                 74,845      1,149,619
FelCor Lodging Trust, Inc.                                57,561        412,137
HCP, Inc.                                                228,584      9,173,076
Healthcare Realty Trust, Inc.                             46,260      1,348,479
Health Care REIT, Inc.                                    93,169      4,959,386
Hersha Hospitality Trust                                  43,820        326,021
Hospitality Properties Trust                              85,928      1,763,243
Host Hotels & Resorts, Inc.                              476,888      6,337,842
LaSalle Hotel Properties                                  36,458        850,201
Nationwide Health Properties, Inc.                        88,265      3,175,775
Public Storage, Inc.                                     117,716     11,655,061
Senior Housing Properties Trust                          102,450      2,441,383
Sovran Self Storage, Inc.                                 19,973        892,593
Strategic Hotels & Resorts, Inc.                          67,858        512,328
Sunstone Hotel Investors, Inc.                            45,953        620,366
Universal Health Realty Income Trust                      10,061        391,373
U-Store-It Trust                                          43,049        528,211
Ventas, Inc.                                             130,817      6,464,976
                                                                   ------------
                                                                     54,211,894
                                                                   ------------

TOTAL COMMON STOCKS (Cost $239,988,177)                            $228,509,596
                                                                   ------------

WELLS DOW JONES WILSHIRE U.S. REIT INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
CASH EQUIVALENTS - 0.4%                                   SHARES       VALUE
--------------------------------------------------------------------------------

First American Treasury Obligations Fund -
   Class Y, 0.423% (c) (Cost $937,230)                   937,230   $    937,230
                                                                   ------------

TOTAL INVESTMENT SECURITIES - 99.9% (Cost $240,925,407)            $229,446,826

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%                            220,145
                                                                   ------------

NET ASSETS - 100.0%                                                $229,666,971
                                                                   ============

(a)   Non-income producing security.

(b) Some of these shares have been committed as collateral for the bank line of credit.

(c) Variable rate security. The rate shown is the 7-day effective yield as of September 30, 2008.

See accompanying notes to schedules of investments.

WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
================================================================================
COMMON STOCKS - 99.4%                                     SHARES       VALUE
--------------------------------------------------------------------------------

AUSTRALIA - 9.3%
Abacus Property Group (a)                                 45,199   $     33,007
Babcock & Brown Japan Property Trust (a)                  40,766         19,474
Bunnings Warehouse Property Trust (a)                     16,588         23,899
Centro Properties Group (a)                               57,852          4,122
Centro Retail Group (a)                                  120,259         11,256
CFS Retail Property Trust (a)                             95,833        173,562
Commonwealth Property Office Fund (a)                    114,437        134,591
Dexus Property Group (a)                                 229,133        269,033
Goodman Group (a)                                        107,347        216,220
GPT Group (a)                                            162,822        237,569
ING Industrial Fund (a)                                   84,757        107,193
ING Office Fund (a)                                       91,436        106,137
ING Real Estate Community Living Group (a)                25,672          6,414
Macquarie CountryWide Trust (a)                          103,065         81,227
Macquarie DDR Trust (a)                                   56,135         14,020
Macquarie Leisure Trust Group (a)                            994          1,172
Macquarie Office Trust (a)                               146,807         93,625
Tishman Speyer Office Fund (a)                            20,871         15,729
Valad Property Group (a)                                 116,905         28,565
Westfield Group (a)                                      131,179      1,793,582
                                                                   ------------
                                                                      3,370,397
                                                                   ------------
AUSTRIA - 0.9%
Atrium European Real Estate Ltd. (a) (b)                  15,167        114,014
CA Immobilien Anlagen AG (a) (b)                           5,551         54,479
IMMOEAST AG (a) (b)                                       27,516         69,348
Immofinanz Immobilien Anlagen AG (a)                      29,666        104,711
                                                                   ------------
                                                                        342,552
                                                                   ------------
BELGIUM - 0.5%
Befimmo S.C.A. (a)                                           774         78,245
Cofinimmo (a)                                                709        123,473
                                                                   ------------
                                                                        201,718
                                                                   ------------

WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS - 99.4% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------

BERMUDA - 0.7%
Hongkong Land Holdings Ltd.                               87,000   $    257,520
                                                                   ------------

BRAZIL - 0.5%
BR Malls Participacoes SA (b)                              7,454         45,598
Cyrela Brazil Realty SA                                   12,000        119,443
                                                                   ------------
                                                                        165,041
                                                                   ------------
CANADA - 4.3%
Artis Real Estate Investment Trust                         1,100         14,433
Boardwalk Real Estate Investment Trust                     1,738         58,358
Brookfield Asset Management, Inc. - Class A               37,355      1,008,009
Calloway Real Estate Investment Trust                      2,707         47,510
Canadian Apartment Properties Real
  Estate Investment Trust                                  2,346         35,084
Canadian Real Estate Investment Trust                      2,088         55,656
Chartwell Seniors Housing Real Estate
  Investment Trust                                         3,300         22,037
Extendicare Real Estate Investment Trust                   2,000         13,074
First Capital Realty, Inc.                                 2,326         46,227
H&R Real Estate Investment Trust                           5,125         72,209
Primaris Retail Real Estate Investment Trust               2,100         32,254
RioCan Real Estate Investment Trust                        7,746        147,241
                                                                   ------------
                                                                      1,552,092
                                                                   ------------
FRANCE - 4.9%
Fonciere des Regions (a)                                   1,409        146,806
Gecina SA (a)                                              1,489        160,128
Klepierre (a)                                              5,350        208,927
Societe Immobiliere de Location pour l'Industrie
  et le Commerce (Silic) (a)                                 748         92,293
Unibail-Rodamco (a)                                        5,894      1,189,868
                                                                   ------------
                                                                      1,798,022
                                                                   ------------
GERMANY - 0.2%
IVG Immobilien AG (a)                                      6,652         64,890
                                                                   ------------

HONG KONG - 3.3%
Champion Real Estate Investment Trust (a)                119,000         48,662
Chinese Estates Holdings Ltd. (a)                          1,849          2,291
GZI Real Estate Investment Trust (a)                      43,000         13,774

WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS - 99.4% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------

HONG KONG - 3.3% (CONTINUED)
Hang Lung Group Ltd. (a)                                  54,000   $    171,063
Hang Lung Properties Ltd. (a)                            131,551        309,696
Henderson Land Development Co. Ltd. (a)                      569          2,537
Hysan Development Co. Ltd. (a)                            44,215        115,103
Kerry Properties Ltd. (a)                                 44,537        144,356
Link REIT (The) (a)                                      122,924        255,547
Prosperity REIT (a)                                       78,000         13,525
Wheelock and Co. Ltd. (a)                                 67,000        121,534
                                                                   ------------
                                                                      1,198,088
                                                                   ------------
ITALY - 0.1%
Beni Stabili S.p.A. (a)                                   34,904         32,183
                                                                   ------------

JAPAN - 9.9%
AEON Mall Co. Ltd. (a)                                     5,740        171,383
Creed Office Investment Corp. (a)                              9         14,936
DA Office Investment Corp. (a)                                15         56,044
DAIBIRU CORP. (a)                                          4,200         31,732
Frontier Real Estate Investment Corp. (a)                     10         58,765
Fukuoka REIT Corp. (a)                                         6         31,165
Global One Real Estate Investment Co. Ltd. (a)                 7         65,576
Hankyu REIT, Inc. (a)                                          6         28,832
HEIWA REAL ESTATE CO. LTD. (a)                            10,500         37,690
Japan Excellent, Inc. (a)                                     10         44,757
Japan Hotel and Resort, Inc. (a)                               6         12,737
Japan Prime Realty Investment Corp. (a)                       42         99,764
Japan Real Estate Investment Corp. (a)                        32        258,682
Japan Retail Fund Investment Corp. (a)                        28        115,326
Kenedix Realty Investment Corp. (a)                           14         52,202
Mitsui Fudosan Co. Ltd. (a)                               63,000      1,219,462
MORI HILLS REIT INVESTMENT CORP. (a)                           8         33,552
MORI TRUST Sogo Reit, Inc. (a)                                 8         61,444
New City Residence Investment Corp. (a)                       13         18,532
Nippon Building Fund, Inc. (a)                                39        377,694
Nippon Commercial Investment Corp. (a)                        18         39,371

WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS - 99.4% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------

JAPAN - 9.9% (CONTINUED)
Nippon Residential Investment Corp. (a)                       18   $     45,211
Nomura Real Estate Office Fund, Inc. (a)                      22        150,604
NTT URBAN DEVELOPMENT CORP. (a)                               77         93,800
ORIX JREIT, Inc. (a)                                          18         92,542
Premier Investment Co. (a)                                     9         38,381
Shoei Co. Ltd. (a)                                         2,600         25,412
SURUGA CORP.                                               1,300             --
TOC Co. Ltd. (a)                                           7,000         26,511
TOKYU LAND CORP. (a)                                      33,000        122,883
TOKYU REIT, Inc. (a)                                          12         78,149
Top REIT, Inc. (a)                                            11         39,928
United Urban Investment Corp. (a)                             14         61,498
ZEPHYR CO. LTD.                                                7             --
                                                                   ------------
                                                                      3,604,565
                                                                   ------------
MALAYSIA - 0.2%
KLCC Property Holdings Berhad (a)                         27,800         21,956
MK Land Holdings Berhad (a)                               13,200            700
Naim Cendera Holdings Berhad (a)                           4,500          3,702
SP Setia Berhad (a)                                       55,000         49,939
Starhill Real Estate Investment Trust (a)                 27,900          6,783
                                                                   ------------
                                                                         83,080
                                                                   ------------
NETHERLANDS - 1.4%
Corio NV (a)                                               4,844        343,386
Eurocommerical Properties NV (a)                           2,255         97,960
VastNed Retail NV (a)                                      1,210         84,872
                                                                   ------------
                                                                        526,218
                                                                   ------------
NEW ZEALAND - 0.4%
AMP NZ Office Trust (a)                                   40,837         30,511
Goodman Property Trust (a)                                48,464         38,106
ING Property Trust (a)                                    39,120         18,628
Kiwi Income Property Trust (a)                            51,235         39,977
                                                                   ------------
                                                                        127,222
                                                                   ------------

WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS - 99.4% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------

PHILIPPINES - 0.4%
Ayala Land, Inc. (a)                                     367,200   $     73,942
Robinsons Land Corp. (a)                                  70,650         11,618
SM Prime Holdings, Inc. (a)                              382,521         68,856
                                                                   ------------
                                                                        154,416
                                                                   ------------
POLAND - 0.3%
Echo Investment SA (a) (b)                                18,296         31,117
Globe Trade Centre SA (a) (b)                              8,349         76,712
                                                                   ------------
                                                                        107,829
                                                                   ------------
SINGAPORE - 2.3%
Allco Commercial Real Estate Investment Trust (a)         44,600         16,005
Ascendas Real Estate Investment Trust (A-REIT) (a)        69,000         91,607
Cambridge Industrial Trust (a)                            46,000         14,136
CapitaCommercial Trust (a)                                57,000         53,265
CapitaLand Ltd. (a)                                      119,000        260,691
CapitaMall Trust (a)                                      75,000        120,201
Guocoland Ltd. (a)                                         8,000         10,375
Macquarie MEAG Prime REIT (a)                             47,000         27,258
Mapletree Logistics Trust (a)                             94,000         48,473
Singapore Land Ltd. (a)                                    9,000         30,512
Suntec Real Estate Investment Trust (a)                  102,000         83,811
United Industrial Corp. Ltd. (a)                          48,000         69,546
                                                                   ------------
                                                                        825,880
                                                                   ------------
SOUTH AFRICA - 0.3%
Capital Property Fund (a)                                 19,699         12,392
Fountainhead Property Trust (a)                           72,899         49,305
Hosken Consolidated Investments Ltd. (a)                     214          1,455
SA Corporate Real Estate Fund (a)                         59,252         16,907
Sycom Property Fund (a)                                    6,585         14,631
                                                                   ------------
                                                                         94,690
                                                                   ------------
SPAIN - 0.0%
Martinsa-Fadesa SA (a) (b)                                    49            503
                                                                   ------------

WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS - 99.4% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------

SWEDEN - 0.6%
Castellum AB (a)                                          11,400   $     99,523
Fabege AB (a)                                              9,100         51,325
Kungsleden AB (a)                                          9,774         62,419
                                                                   ------------
                                                                        213,267
                                                                   ------------
SWITZERLAND - 0.7%
PSP Swiss Property AG (a) (b)                              3,045        177,703
Swiss Prime Site AG (a) (b)                                1,634         93,991
                                                                   ------------
                                                                        271,694
                                                                   ------------
TURKEY - 0.0%
IS Gayrimenkul Yatirim Ortakligi AS (a)                   17,365         12,099
                                                                   ------------

UNITED KINGDOM - 7.6%
Big Yellow Group plc (a)                                   5,886         34,657
British Land Co. plc (a)                                  37,612        507,620
Brixton plc (a)                                           17,879         67,419
Capital & Regional plc (a)                                 4,407         13,681
Derwent London plc (a)                                     6,798        128,151
Grainger plc (a)                                           8,238         30,156
Great Portland Estates plc (a)                            12,811         77,612
Hammerson plc (a)                                         20,914        368,520
Land Securities Group plc (a)                             34,143        772,509
Liberty International plc (a)                             21,454        371,739
Minerva plc (a) (b)                                       11,125          7,065
Quintain Estates & Development plc (a)                     9,547         34,488
Segro plc (a)                                             31,483        237,839
Shaftesbury plc (a)                                        9,691         74,758
Workspace Group plc (a)                                   12,677         29,856
                                                                   ------------
                                                                      2,756,070
                                                                   ------------
UNITED STATES - 50.6%
Acadia Realty Trust                                        2,121         53,619
Alexander's, Inc. (b)                                        230         92,000
Alexandria Real Estate Equities, Inc.                      2,300        258,750
AMB Property Corp.                                         7,000        317,100
American Campus Communities, Inc.                          3,026        102,521

WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS - 99.4% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------

UNITED STATES - 50.6% (CONTINUED)
Apartment Investment & Management Co.                      6,771   $    237,120
Ashford Hospitality Trust                                  8,600         34,830
Associated Estates Realty Corp.                            1,000         13,030
AvalonBay Communities, Inc.                                5,500        541,310
BioMed Realty Trust, Inc.                                  5,156        136,376
Boston Properties, Inc.                                    8,603        805,757
Brandywine Realty Trust                                    6,400        102,592
BRE Properties, Inc.                                       3,700        181,300
Brookfield Properties Corp.                               14,664        232,278
Camden Property Trust                                      3,800        174,268
CBL & Associates Properties, Inc.                          4,709         94,557
Cedar Shopping Centers, Inc.                               3,040         40,189
Colonial Properties Trust                                  2,987         55,827
Corporate Office Properties Trust                          3,400        137,190
Cousins Properties, Inc.                                   2,896         73,066
DCT Industrial Trust, Inc.                                12,175         91,191
Developers Diversified Realty Corp.                        8,600        272,534
DiamondRock Hospitality Co.                                6,500         59,150
Digital Realty Trust, Inc.                                 4,810        227,273
Douglas Emmett, Inc.                                       7,770        179,254
Duke Realty Corp.                                         10,500        258,090
DuPont Fabros Technology, Inc.                             2,500         38,125
EastGroup Properties, Inc.                                 1,800         87,372
Education Realty Trust, Inc.                               2,100         23,268
Equity Lifestyle Properties, Inc.                          1,600         84,848
Equity One, Inc.                                           2,300         47,127
Equity Residential                                        19,551        868,260
Essex Property Trust, Inc.                                 1,870        221,277
Extra Space Storage, Inc.                                  5,775         88,704
Federal Realty Investment Trust                            4,200        359,520
FelCor Lodging Trust, Inc.                                 4,520         32,363
First Industrial Realty Trust, Inc.                        3,216         92,235
First Potomac Realty Trust                                 1,647         28,312
Forest City Enterprises, Inc. - Class A                    4,900        150,283

WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS - 99.4% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------

UNITED STATES - 50.6% (CONTINUED)
General Growth Properties, Inc.                           18,081   $    273,023
Glimcher Realty Trust                                      2,800         29,232
HCP, Inc.                                                 17,962        720,815
Healthcare Realty Trust, Inc.                              3,600        104,940
Health Care REIT, Inc.                                     7,364        391,986
Hersha Hospitality Trust                                   3,500         26,040
Highwoods Properties, Inc.                                 4,100        145,796
Home Properties, Inc.                                      2,300        133,285
Hospitality Properties Trust                               6,700        137,484
Host Hotels & Resorts, Inc.                               37,460        497,843
HRPT Properties Trust                                     16,100        110,929
Inland Real Estate Corp.                                   4,200         65,898
Kilroy Realty Corp.                                        2,400        114,696
Kimco Realty Corp.                                        15,791        583,319
Kite Realty Group Trust                                    2,100         23,100
LaSalle Hotel Properties                                   2,902         67,675
Liberty Property Trust                                     6,613        248,979
Macerich Co. (The)                                         5,414        344,601
Mack-Cali Realty Corp.                                     4,671        158,207
Maguire Properties, Inc.                                   2,700         16,092
Mid-America Apartment Communities, Inc.                    2,000         98,280
Nationwide Health Properties, Inc.                         6,894        248,046
Parkway Properties, Inc.                                   1,100         41,646
Pennsylvania Real Estate Investment Trust                  2,800         52,780
Post Properties, Inc.                                      3,204         89,616
ProLogis                                                  18,905        780,209
PS Business Parks, Inc.                                    1,100         63,360
Public Storage, Inc.                                       9,280        918,813
Ramco-Gershenson Properties Trust                          1,300         29,146
Regency Centers Corp.                                      4,940        329,449
Saul Centers, Inc.                                         1,020         51,551
Senior Housing Properties Trust                            8,077        192,475
Simon Property Group, Inc.                                16,080      1,559,760
SL Green Realty Corp.                                      4,200        272,160

WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS - 99.4% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------

UNITED STATES - 50.6% (CONTINUED)
Sovran Self Storage, Inc.                                  1,600   $     71,504
Strategic Hotels & Resorts, Inc.                           5,400         40,770
Sun Communities, Inc.                                      1,200         23,772
Sunstone Hotel Investors, Inc.                             3,700         49,950
Tanger Factory Outlet Centers, Inc.                        2,265         99,184
Taubman Centers, Inc.                                      3,800        190,000
TravelCenters of America LLC (b)                              30             86
UDR, Inc.                                                  9,200        240,580
Universal Health Realty Income Trust                         800         31,120
U-Store-It Trust                                           3,400         41,718
Ventas, Inc.                                              10,300        509,026
Vornado Realty Trust                                      10,339        940,332
Washington Real Estate Investment Trust                    3,568        130,696
Weingarten Realty Investors                                5,600        199,752
                                                                   ------------
                                                                     18,382,587
                                                                   ------------

TOTAL COMMON STOCKS - 99.4% (Cost $47,347,226)                     $ 36,142,623
                                                                   ------------

================================================================================
CASH EQUIVALENTS - 1.3%                                   SHARES       VALUE
--------------------------------------------------------------------------------

First American Treasury Obligations Fund -
   Class Y, 0.423% (c) (Cost $461,852)                   461,852   $    461,852
                                                                   ------------

TOTAL INVESTMENT SECURITIES - 100.7% (Cost $47,809,078)            $ 36,604,475

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7%)                         (256,704)
                                                                   ------------

NET ASSETS - 100.0%                                                $ 36,347,771
                                                                   ============

(a) Fair value priced (Note 1). Fair valued securities totaled $15,785,383 at September 30, 2008, representing 43.4% of net assets.

(b)   Non-income producing security.

(c) Variable rate security. The rate shown is the 7-day effective yield as of September 30, 2008.

See accompanying notes to schedules of investments.

WELLS FAMILY OF REAL ESTATE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
================================================================================

1.    SECURITIES VALUATION

The portfolio securities of the Wells Dow Jones Wilshire U.S. REIT Index Fund (the "REIT Index Fund") and the Wells Dow Jones Wilshire Global RESI Index Fund (the "Global Index Fund") are valued as of the close of the regular session of trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern time) as follows: (1) securities which are traded on stock exchanges are valued at their last reported sale price as of the regular session of trading on the NYSE on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price, (2) securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price, (3) securities traded in the over-the-counter market are valued at their last sale price (or, if the last sale price is not readily available, at the last bid price as quoted by brokers that make markets in the securities) as of the close of the regular session of trading on the NYSE on the day the securities are being valued, (4) securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and (5) securities and other assets for which market quotations are not readily available or are considered to be unreliable due to significant market or other events are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. Because the value of foreign securities may be materially affected by events occurring before the Global Index Fund's pricing time but after the close of the primary markets or exchanges on which such securities are traded, its portfolio securities are typically priced at their fair value as determined by an independent pricing service approved by the Board of Trustees. As a result, the prices of securities used to calculate the Global Index Fund's net asset value per share may differ from quoted or published prices for the same securities. Foreign securities are translated from the local currency into U. S. dollars using currency exchange rates supplied by a quotation service. Short-term instruments (those with remaining maturities of 60 days or less) will be valued at amortized cost, which approximates market value.

The Financial Accounting Standards Board's ("FASB") Statement on Financial Accounting Standards ("SFAS") No. 157 "Fair Value Measurements" establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of each of the Fund's investments. These inputs are summarized in the three broad levels listed below:

o     Level 1 - quoted prices in active markets for identical securities
o     Level 2 - other significant observable inputs
o     Level 3 - significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2008, all of the inputs used to value the investments of the REIT Index Fund were Level 1.

The following is a summary of the inputs used to value the Global Index Fund's net assets as of September 30, 2008:

      --------------------------------------------------------------------
                                                              WELLS DOW
                                                            JONES WILSHIRE
                                                             GLOBAL RESI
      VALUATION INPUTS                                        INDEX FUND
      --------------------------------------------------------------------
      Level 1 - Quoted Prices                                $20,819,092

      Level 2 - Other Significant Observable Inputs           15,785,383
                                                             -----------
      Total                                                  $36,604,475
                                                             ===========
      --------------------------------------------------------------------

WELLS FAMILY OF REAL ESTATE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (CONTINUED)
================================================================================

2.    SECURITY TRANSACTIONS

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3.    FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of September 30, 2008:

      --------------------------------------------------------------------
                                             WELLS DOW        WELLS DOW
                                            JONES U. S.     JONES WILSHIRE
                                             REIT INDEX      GLOBAL RESI
                                                FUND          INDEX FUND
      --------------------------------------------------------------------
      Tax cost of portfolio investments    $ 242,810,582    $  48,962,426
                                           =============    =============

      Gross unrealized appreciation        $  29,944,539    $     683,639

      Gross unrealized depreciation          (43,308,295)     (13,041,590)
                                           -------------    -------------

      Net unrealized depreciation          $ (13,363,756)   $ (12,357,951)
                                           =============    =============
      --------------------------------------------------------------------

The difference between the federal income tax cost of portfolio investments and the cost as stated on the Schedules of Investments for the Funds is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States. These "book/tax" differences are temporary in nature and are due to the tax deferral of losses on wash sales.

ITEM 2.     CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Wells Family of Real Estate Funds
            --------------------------------------------------------------------

By (Signature and Title)*           /s/ Leo F. Wells III
                              --------------------------------------------------
                                    Leo F. Wells III, President

Date          November 26, 2008
       ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Leo F. Wells III
                              --------------------------------------------------
                                    Leo F. Wells III, President

Date          November 26, 2008
       ------------------------------

By (Signature and Title)*           /s/ Mark J. Seger
                              --------------------------------------------------
                                    Mark J. Seger, Treasurer

Date          November 26, 2008
       ------------------------------

* Print the name and title of each signing officer under his or her signature.